FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [abstract]
Schedule of financial assets at fair value through profit or loss
	December 31,
	2016	2017
	RMB	RMB
Current assets
Structured deposit	—	51,196

	—	51,196